ASSET RETIREMENT OBLIGATIONS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Asset Retirement Obligation, Revision of Estimate, Due to Change in Assumptions	$ 1,500,000
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, beginning of period	30,680,000	20,584,000	4,455,000
Assumed in acquisition		8,027,000	10,174,000
Accretion expense	1,136,000	1,671,000	882,000
Liabilities incurred	90,000	373,000	688,000
Revisions in estimated liabilities	1,935,000 [1]	76,000	1,766,000
Foreign currency adjustment	(129,000)	16,000	0
Liabilities settled	(355,000)	(80,000)	(14,000)
Correction of prior year error		0	2,660,000
Associated with property sales		13,000	(27,000)
Asset retirement obligation, end of period	33,357,000	30,680,000	20,584,000
Asset Retirement Obligation, Current	3,099,000	2,358,000	495,000
Asset retirement obligation at end of period (noncurrent)	30,258,000	28,322,000	20,089,000
Prc Williston Llc [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, beginning of period	2,163,000	1,983,000	1,827,000
Accretion expense	62,000	180,000	156,000
Revisions in estimated liabilities	49,000
Asset retirement obligation, end of period	2,274,000	2,163,000	1,983,000
Asset Retirement Obligation, Current	936,000	889,000	0
Asset retirement obligation at end of period (noncurrent)	$ 1,338,000	$ 1,274,000	$ 1,983,000

[1]	) $1.5 million of the revisions in estimated liabilities is related to change in assumptions used with respect to certain wells in Williston Basin US and Tableland Canada.